Huntington Dividend Capture Fund
Huntington Dividend Capture Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington Dividend Capture Fund		Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none	none	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none	none
[1]	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington Dividend Capture Fund		Institutional Shares	Class A Shares	Class C Shares
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%	1.00%
Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)		0.63%	0.63%	0.38%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.46%	1.71%	2.21%
Fee Waivers and/or Expense Reimbursements	[1]	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.96%	1.21%	1.71%
[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.88%, 1.13% and 1.63% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund's total annual fund operating expenses to exceed the stated expense caps.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Huntington Dividend Capture Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	98	413	750	1,703
Class A Shares	592	942	1,314	2,359
Class C Shares	274	643	1,139	2,505

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington Dividend Capture Fund Class C Shares	174	643	1,139	2,505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategy
The Fund normally invests at least 80% of its assets in dividend-paying stocks, including preferred stock and real estate investment trusts ("REITs"), and the Advisor focuses on those it believes are undervalued or out-of-favor. The Fund may invest in convertible bonds and other securities that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in a short period prior to the ex- dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund's net asset value ("NAV") and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund's portfolio will fluctuate based on actual or perceived changes in a company's financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund's investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Portfolio Turnover Risk. The Fund actively trades portfolio securities, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see "Principal Investment Strategies and Risks."
Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Class C Shares commenced operations on January 3, 2014. Returns prior to that date are of the Institutional Shares, adjusted for expenses of Class C Shares. Institutional Shares would have had substantially similar annual returns because the shares are invested in the same portfolio.

Updated performance information will be available at www.huntingtonfunds.com, or by calling 800-253-0412.
Risk/Return Bar Chart

Best Quarter Q2 2009 23.66% Worst Quarter Q1 2009 (17.31)%
Average Annual Total Return Table (for the periods ended December 31, 2014)
Average Annual Total Returns Huntington Dividend Capture Fund		1 Year	5 Years	10 Years
Institutional Shares		9.59%	12.21%	5.79%
Institutional Shares Returns after taxes on distributions	[1]	4.43%	10.06%	3.97%
Institutional Shares Returns after taxes on distributions and sales of Institutional Shares	[1]	7.51%	9.14%	4.19%
Class A Shares	[2]	4.21%	10.87%	5.02%
Class C Shares	[3]	7.99%	11.39%	5.01%
Standard & Poor's 500 Value Index® (S&P 500 Value)	[4]	12.36%	14.86%	6.74%
Standard and Poor's 500 Index® (S&P 500) (reflects no deduction for fees, expenses or taxes)	[4]	13.69%	15.45%	7.67%
Dividend Capture Indices Blend (DCIB) (reflects no deduction for fees, expenses or taxes)	[4]	17.03%	12.96%	5.63%
[1]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
[2]	(with 4.75% sales charge)
[3]	Class C Shares commenced operations on January 3, 2014. Returns prior to that date are of the Institutional Shares, adjusted for expenses of Class C Shares. Institutional Shares would have had substantially similar annual returns because the shares are invested in the same portfolio.
[4]	This table compares the Fund’s average annual total returns for the period ended 12/31/14 to those of Standard & Poor’s 500 Value Index® (“S&P 500 Value”), Standard & Poor’s 500 Index® (“S&P 500”), and the Dividend Capture Indices Blend (“DCIB”). Effective 11/18/2014, the Dividend Capture Fund’s benchmark was updated from the S&P 500 to the S&P 500 Value as it was determined that the S&P 500 Value more closely aligns with the investment strategy of the Fund. The S&P 500 Value is an unmanaged market-capitalization weighted index consisting of those stocks within the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index comprised of the following three indices with their noted respective weightings: S&P 500 Value (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P 1500 Real Estate Index® (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification. Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an Index. For additional disclosure relating to the S&P 500 Value, S&P 500 and S&P 1500 Real Estate, please see “Additional Disclaimers” in this Prospectus.